SCHEDULE OF STOCK OPTION ACTIVITY UNDER 2010 PLAN AND 2019 PLAN (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options outstanding	759,922	655,228	683,861
Weighted average exercise price, Options outstanding	$ 17.48	$ 29.25	$ 44.40
Aggregate intrinsic value, options outstanding	$ 113,929		$ 3,797,181
Weighted average remaining contractual term	5 years 4 months 13 days	6 years 21 days	7 years 5 months 8 days
Options granted	397,503	174,175
Weighted average exercise price, granted	$ 6.57	$ 14.17
Exercised		(1,533)
Weighted average exercise price, exercised		$ 8.13
Canceled	(292,809)	(201,275)
Weighted average exercise price, canceled	$ 28.90	$ 68.12
Exercised		1,533
Number of shares exercisable	452,606
Weighted average exercise price, shares exercisable	$ 22.57
Aggregate intrinsic value, shares exercisable	$ 33,073
Weighted average remaining contractual term, shares exercisable		3 years 10 days
Number of shares expected to vest	201,328
Weighted average exercise price, shares expected to vest	$ 10.31
Aggregate intrinsic value, shares expected to vest	$ 41,992
Weighted average remaining contractual term, shares expected to vest		8 years 5 months 12 days